Income Tax Expense - Summary of Income Tax Expense (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Current income tax expense	₺ (437,967)	₺ (200,663)	₺ (591,297)
Deferred income tax expense	(133,791)	(222,497)	(75,815)
Total income tax expense	₺ (571,758)	₺ (423,160)	₺ (667,112)